Commitments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Additional contribution		£ 1,080
Pensions and post-retirement benefits	£ 0	345
Contractual obligations and commitments	22,980	£ 18,909
Carbon Removal Projects
Disclosure of other provisions [line items]
Contractual obligations and commitments	30
Lower-carbon propellant
Disclosure of other provisions [line items]
Contractual obligations and commitments	£ 46